Basis of Presentation	12 Months Ended
Mar. 31, 2016
Zeecol Limited [Member]
Basis of Presentation

2.	BASIS OF PREPARATION

(a) Statement of Compliance

The financial statements have been prepared in accordance with Generally Accepted Accounting Practice in New Zealand (“NZ GAAP”). They comply with New Zealand Equivalents to International Financial Reporting Standards (“NZ IFRS”) and other applicable Financial Reporting Standards, as appropriate for profit-orientated entities. The financial statements also comply with International Financial Reporting Standards (“IFRS”).

The Company is designated as a profit oriented entity for financial reporting purposes. The financial statements have been prepared in accordance with the requirements of the Financial Reporting Act 2013.

(b) Functional and Presentation Currency

The financial statements are presented in New Zealand dollars ($), which is the Company’s functional currency, rounded to the nearest dollar.

(c) Basis of Preparation

The accrual basis of accounting has been used, with the exception of compiling the Statement of Cash Flows.

The financial statements have been prepared on the historical cost basis.

(d) Comparative Figures

These financial statements are for a 12 month period (Comparative: 6 Months to 31 March 2015).